Income Tax (Details) - Schedule of tax reconciliation and the impact of unrecognized deferred tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of tax reconciliation and the impact of unrecognized deferred tax assets [Abstract]
Loss for the year	$ (29,002)	$ (28,662)	$ (43,100)
Income tax expense	0	0	575
Loss before income tax	(29,002)	(28,662)	(43,675)
Tax using the MDxHealth’s domestic tax rate (25.00 % in 2021, 2020 and 29.58% in 2019)	(7,251)	(7,166)	(12,919)
Effect of unused tax losses not recognized as deferred tax assets	$ (7,251)	$ (7,166)	$ (12,919)